Prepaid Stock Based Salaries and Consulting Fees (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Aug. 31, 2017	Nov. 30, 2017
August 31, 2018 [Member]
Recognized compensation expense	$ 1,300,000
August 31, 2019 [Member]
Recognized compensation expense	493,333
Class A and Class C Common Stock [Member] | Service Agreement [Member]
Unrecognized compensation costs to employees and non-employee	$ 1,793,333	$ 1,188,333